Income Taxes - Reconciliation Of Calculated Income Tax Expense Based on the Statutory Rate to Actual Amount of Taxes Recorded (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	₩ 2,635,426	₩ 4,047,491	₩ 9,389,809
Income tax expense computed at statutory rate	685,381	1,101,240	2,572,702
Adjustments:
Tax credits	(82,233)	(133,727)	(313,205)
Additional income tax expense for prior years (Refund of tax for prior years)	152,656	22,929	(42,667)
Investment in subsidiaries, associates and joint ventures	146,498	(413,349)	(111,938)
Tax effects due to permanent differences	(3,011)	19,350	17,811
Carryforward of unused tax losses	(126,110)	(3,167)	(3,770)
Effect of tax rate change	4,998	(180,533)
Others	11,188	48,791	94,894
Adjustments	103,986	(639,706)	(358,875)
Income tax expense	₩ 789,367	₩ 461,534	₩ 2,213,827
Effective tax rate	29.95%	11.40%	23.58%